Regulatory Matters (Tables)	6 Months Ended
Jun. 30, 2023
Public Utilities General Disclosures [Line Items]
Summary of Significant Virginia Power Electric Transmission Projects Applied

Developments for significant Virginia Power electric transmission projects approved or applied for are as follows:

Description and Location of Project	Application Date	Approval Date	Type of Line	Miles of Lines	Cost Estimate (millions)
Partial rebuild of Bristers-Ox 115 kV line in Fauquier and Prince William Counties, Virginia	August 2022	April 2023	230 kV	15	$40
Construct new switching station, substations, transmission lines and related projects in Lunenberg and Mecklenburg Counties, Virginia	October 2022	June 2023	230 kV	18	230
Construct new switching station, substation, transmission lines and related projects in Charlotte, Halifax and Mecklenburg Counties, Virginia	October 2022	May 2023	230 kV	26	215
Construct new Mars and Wishing Star substations, transmission lines and related projects in Loudoun County, Virginia	October 2022	April 2023	500/230 kV	4	720
Construct new Altair switching station, transmission lines and related projects in Loudoun County, Virginia	November 2022	June 2023	230 kV	2	50
Rebuild of Lines #2019 and #2007 in the City of Virginia Beach, Virginia	February 2023	Pending	230 kV	5	95
Install transformer at Possum Point substation, rebuild and construct transmission lines and related projects in Prince William County, Virginia	March 2023	Pending	230 kV	2	35
Partial rebuild of Line #2011 in the Cities of Manassas and Manassas Park, Virginia and Prince William and Fairfax Counties, Virginia	March 2023	Pending	230 kV	7	35
Construct new transmission lines and convert Jeffress switching station in Mecklenburg County, Virginia	May 2023	Pending	230 kV	18	135
Construct new transmission lines and expand White Oak substation in Henrico County, Virginia	June 2023	Pending	230 kV	5	45

Virginia Electric and Power Company
Public Utilities General Disclosures [Line Items]
Significant Riders Associated With Virginia Power Projects

Developments for significant riders associated with various Virginia Power projects are as follows:

Rider Name	Application Date	Approval Date	Rate Year Beginning	Total Revenue Requirement (millions)		Increase (Decrease) Over Previous Year (millions)
Rider CCR	February 2023	Pending	December 2023	$194		$(37)
Rider CE(1)	October 2022	April 2023	May 2023	89		18
Rider GT	August 2022	April 2023	June 2023	14		(42)
Rider GT	August 2023	Pending	June 2024	145		131
Rider GV(2)	June 2023	Pending	April 2024	132		5
Rider GV(2)	June 2023	Pending	April 2025	135		3
Rider OSW	November 2022	July 2023	September 2023	271		192
Rider PPA	December 2022	July 2023	September 2023	(22)		(17)
Rider R	June 2021	March 2022	April 2023	55	(8)	(4)
Rider RGGI(3)	December 2022	July 2023	September 2023	356		N/A
Rider RPS	December 2022	July 2023	September 2023	96		(44)
Rider S	June 2021	February 2022	April 2023	191	(8)	(1)
Rider SNA(4)	October 2022	June 2023	September 2023	50		(57)
Rider T1(5)	May 2023	July 2023	September 2023	879		173
Rider U(6)	June 2022	February 2023	April 2023	74		(21)
Rider US-3	August 2022	April 2023	June 2023	40		(10)
Rider US-3	August 2023	Pending	June 2024	37		(3)
Rider US-4	August 2022	April 2023	June 2023	16		1
Rider US-4	August 2023	Pending	June 2024	14		(2)
Rider W(7)	June 2022	February 2023	April 2023	105	(8)	(16)
(1)
Associated with solar generation and energy storage projects requested for approval in October 2022 and certain small-scale solar projects in addition to previously approved Rider CE projects.
(2)
The total revenue requirement requested is based on an estimated retirement of Greensville County in 2058, consistent with the current estimated useful life of the facility. Virginia Power also provided an alternative approach based on an estimated retirement of Greensville County in 2045, which if utilized would result in a revenue requirement of $144 million and $148 million for rate years beginning April 2024 and April 2025, respectively.
(3)
In December 2022, Virginia Power filed a petition to update and reinstate Rider RGGI to recover RGGI compliance costs incurred after July 2022 and those projected to occur through December 2023, with rate recovery from September 2023 through August 2024. For purposes of this proceeding, Virginia Power has assumed that Virginia will withdraw from RGGI on December 31, 2023, and accordingly did not project any RGGI compliance costs to be incurred after that date.
(4)
Virginia Power requested approval of cost recovery of approximately $1.2 billion through Rider SNA for the first phase of nuclear life extension program which includes investments through 2024. In April 2022, Virginia Power, the Virginia Commission staff and certain interested parties filed a proposed stipulation recommending that costs incurred after February 2022 associated with the first phase of the nuclear life extension program for North Anna be deferred and requested for recovery in a subsequent Rider SNA filing.
(5)
Consists of $510 million for the transmission component of Virginia Power's base rates and $369 million for Rider T1.
(6)
Consists of previously approved phases of Rider U.
(7)
In February 2023, the Virginia Commission also approved Virginia Power's requested revenue requirement for the rate year beginning April 2024. However, as Virginia Power provided notification in May 2023 to combine Rider W into base rates as discussed above, Rider W ceased to be separately collected effective July 2023.
(8)
In May 2023, Virginia Power filed a notification with the Virginia Commission to combine Riders R, S and W, which have an aggregate revenue requirement of $351 million, into base rates effective July 2023 in accordance with legislation enacted in Virginia in April 2023.